Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Results & Discussion
An assessment of Charter’s pay versus performance alignment was conducted pursuant to Item 402(v) of Regulation S-K, evaluating the alignment of Charter’s executive pay, stock price performance, and financial performance for the five-year period from January 1, 2021 through December 31, 2025 (referred to as the “measurement period” throughout this Pay Versus Performance discussion).
As discussed in the Compensation Discussion and Analysis, Charter’s philosophy for NEO compensation is to provide the largest portion of pay in the form of long-term incentives that vest over a multi-year timeframe and are tied to stock price appreciation; it is Charter’s view that this creates the strongest possible alignment between executives and shareholders. When evaluating this philosophy through the lens of pay versus performance, actual compensation realized or earned by NEOs should therefore be primarily dependent upon Charter creating sustained stock price growth, with increases in executive pay from periods of stock price appreciation and decreases in executive pay from periods where the stock price declines. Furthermore, while financial performance achievement drives payouts under Charter’s annual bonus plan, such outcomes should have a lesser impact than stock price performance given that the majority of executive compensation is delivered in the form of long-term incentives which, as calculated and shown in the pay mix charts on page 27, represent 72% of Mr. Winfrey’s total compensation and 70% of total compensation for the other NEOs.
For purposes of evaluating the impact of performance on pay, the required disclosure utilizes two measurements of compensation, referred to as the “Summary Compensation Table Total” and “Compensation Actually Paid”. These measures are formally defined under “Description of Disclosure Requirements” at the end of this section (which also provides complete information on the methodology for the pay versus performance analysis), but are summarized as follows:
•
Summary Compensation Table Total – Total compensation as disclosed in the Summary Compensation Table for each year, approximating an NEO’s target compensation opportunity with the exception that it reflects actual payouts from the annual bonus plan (versus target opportunities) and includes certain other compensation and benefits items not traditionally included in target compensation, such as matching contributions to the Company’s 401(k) plan.

•
Compensation Actually Paid – The Summary Compensation Table Total with certain modifications applied to capture the change in the actual value of such compensation over time. With respect to Charter’s executive pay program, the difference between the Summary Compensation Table Total and Compensation Actually Paid primarily represents the change in fair value of unvested long-term incentive awards, mainly stock options, over the course of the year.

As outlined above, to demonstrate alignment between pay and performance for Charter’s executive compensation program, Compensation Actually Paid should be greater than or less than the Summary Compensation Table Total in proportion to respective positive or negative TSR achievement and, to a lesser degree, financial performance. Based on the outcomes observed from the pay versus performance analysis as applied to Charter – detailed below in both the required Tabular Disclosure of Pay Versus Performance as well as the Pay Versus Performance Graph – Charter’s executive pay program demonstrates the anticipated alignment between targeted compensation, actual compensation, stock price performance, and financial performance.
Tabular Disclosure of Pay Versus Performance(1)

Year	Summary Compensation Table Total for CEO (Rutledge)(2)(3)	Compensation Actually Paid to CEO (Rutledge)(2)(3)	Summary Compensation Table Total for CEO (Winfrey)(2)(3)	Compensation Actually Paid to CEO (Winfrey)(2)(3)	Average Summary Compensation Table Total for Other NEOs(2)(3)	Average Compensation Actually Paid to Other NEOs(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	Adjusted EBITDA ($M)
							Charter Total Shareholder Return	Primary Peer Group Total Shareholder Return
2025	n/a	n/a	$6,466,193	($46,096,708)	$4,393,865	($11,507,605)	$32	$127	$5,766	$22,708
2024	n/a	n/a	$5,752,660	($24,899,026)	$3,381,915	($5,058,139)	$52	$114	$5,853	$22,569
2023	n/a	n/a	$89,077,078	$93,575,272	$25,243,133	$27,459,371	$59	$87	$5,261	$21,894
2022	$39,213,350	($35,738,207)	$15,626,967	($7,482,444)	$7,482,328	($4,316,044)	$51	$75	$5,849	$21,616
2021	$41,860,263	$39,859,417	n/a	n/a	$8,196,657	$11,663,225	$99	$101	$5,320	$20,630

(1)
See the “Description of Disclosure Requirements” section below for additional information on the requirements for this Pay Versus Performance Disclosure and the required Tabular List of Additional Performance Metrics.

(2)
Mr. Rutledge served as Chairman and CEO in each of 2021 and 2022 and is therefore included as the CEO in the table for each such year. Mr. Winfrey served as President and CEO from December 1, 2022 and is therefore included as the CEO for 2022, 2023, 2024 and 2025. The average values for Other NEOs pertain to the following executives and their roles for each year:

2021 – John R. Bickham (Vice Chairman), Mr. DiGeronimo (Chief Product & Technology Officer), David G. Ellen (Senior Executive Vice President), Ms. Fischer (Chief Financial Officer), and Mr. Winfrey (Chief Operating Officer)
2022 – Mr. DiGeronimo (President, Product & Technology), Mr. Ellen (Senior Executive Vice President), Ms. Fischer (Chief Financial Officer), and Jonathan Hargis (Special Advisor to the COO).
2023 – Mr. DiGeronimo (President, Product & Technology), Ms. Fischer (Chief Financial Officer), Mr. Howard (EVP, Chief Accounting Officer & Controller), Mr. Ray (EVP, Chief Commercial Officer), and Mr. Rutledge (Former Executive Chairman)
2024 & 2025 – Mr. DiGeronimo (President, Product & Technology), Ms. Fischer (Chief Financial Officer), Mr. Haughton (EVP, General Counsel & Corporate Secretary), and Mr. Ray (EVP, Chief Commercial Officer)
(3)
The table below provides a reconciliation of the adjustments to Summary Compensation Table Totals to Compensation Actually Paid; refer to the “Determination of Compensation Actually Paid” section below for additional information on the methodology and assumptions for determining the fair value of stock and option awards.

	Chief Executive Officer						Other Named Executive Officers
	2021 (Rutledge)	2022 (Rutledge)	2022 (Winfrey)	2023 (Winfrey)	2024 (Winfrey)	2025 (Winfrey)	2021	2022	2023	2024	2025
Summary Compensation Table Total	$41,860,263	$39,213,350	$15,626,967	$89,077,078	$5,752,660	$6,466,193	$8,196,657	$7,482,328	$25,243,133	$3,381,915	$4,393,865
Less change in pension value	(59,302)	$249,614	$0	$0	$0	$0	($11,136)	$0	$0	$0	$0
Plus additional service cost of pension plan	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Less grant value of stock and option awards made during the year, as disclosed in the Summary Compensation Table	($30,004,409)	($30,005,043)	($12,001,909)	($83,653,337)	$0	$0	($4,000,613)	($5,325,719)	($22,689,724)	($968,801)	($1,687,511)
Plus the fair value of unvested stock and option awards made during the year, measured as of year-end	$32,007,744	$9,911,059	$5,490,586	$87,091,096	$0	$0	$4,093,165	$2,034,016	$23,621,816	$821,107	$563,297
Plus the change in fair value of unvested stock and option awards granted in prior years, measured as of year-end or the vesting date, if earlier	($3,944,879)	($55,107,188)	($16,598,088)	$1,060,435	($30,651,686)	($52,562,901)	$3,385,151	($8,506,669)	$1,284,147	($8,292,361)	($14,777,255)
Compensation Actually Paid	$39,859,417	($35,738,207)	($7,482,444)	$93,575,272	($24,899,026)	($46,096,708)	$11,663,225	($4,316,044)	$27,459,371	($5,058,139)	($11,507,605)

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(2)
Mr. Rutledge served as Chairman and CEO in each of 2021 and 2022 and is therefore included as the CEO in the table for each such year. Mr. Winfrey served as President and CEO from December 1, 2022 and is therefore included as the CEO for 2022, 2023, 2024 and 2025. The average values for Other NEOs pertain to the following executives and their roles for each year:

2021 – John R. Bickham (Vice Chairman), Mr. DiGeronimo (Chief Product & Technology Officer), David G. Ellen (Senior Executive Vice President), Ms. Fischer (Chief Financial Officer), and Mr. Winfrey (Chief Operating Officer)
2022 – Mr. DiGeronimo (President, Product & Technology), Mr. Ellen (Senior Executive Vice President), Ms. Fischer (Chief Financial Officer), and Jonathan Hargis (Special Advisor to the COO).
2023 – Mr. DiGeronimo (President, Product & Technology), Ms. Fischer (Chief Financial Officer), Mr. Howard (EVP, Chief Accounting Officer & Controller), Mr. Ray (EVP, Chief Commercial Officer), and Mr. Rutledge (Former Executive Chairman)
2024 & 2025 – Mr. DiGeronimo (President, Product & Technology), Ms. Fischer (Chief Financial Officer), Mr. Haughton (EVP, General Counsel & Corporate Secretary), and Mr. Ray (EVP, Chief Commercial Officer)

Adjustment To PEO Compensation, Footnote
(3)
The table below provides a reconciliation of the adjustments to Summary Compensation Table Totals to Compensation Actually Paid; refer to the “Determination of Compensation Actually Paid” section below for additional information on the methodology and assumptions for determining the fair value of stock and option awards.

	Chief Executive Officer						Other Named Executive Officers
	2021 (Rutledge)	2022 (Rutledge)	2022 (Winfrey)	2023 (Winfrey)	2024 (Winfrey)	2025 (Winfrey)	2021	2022	2023	2024	2025
Summary Compensation Table Total	$41,860,263	$39,213,350	$15,626,967	$89,077,078	$5,752,660	$6,466,193	$8,196,657	$7,482,328	$25,243,133	$3,381,915	$4,393,865
Less change in pension value	(59,302)	$249,614	$0	$0	$0	$0	($11,136)	$0	$0	$0	$0
Plus additional service cost of pension plan	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Less grant value of stock and option awards made during the year, as disclosed in the Summary Compensation Table	($30,004,409)	($30,005,043)	($12,001,909)	($83,653,337)	$0	$0	($4,000,613)	($5,325,719)	($22,689,724)	($968,801)	($1,687,511)
Plus the fair value of unvested stock and option awards made during the year, measured as of year-end	$32,007,744	$9,911,059	$5,490,586	$87,091,096	$0	$0	$4,093,165	$2,034,016	$23,621,816	$821,107	$563,297
Plus the change in fair value of unvested stock and option awards granted in prior years, measured as of year-end or the vesting date, if earlier	($3,944,879)	($55,107,188)	($16,598,088)	$1,060,435	($30,651,686)	($52,562,901)	$3,385,151	($8,506,669)	$1,284,147	($8,292,361)	($14,777,255)
Compensation Actually Paid	$39,859,417	($35,738,207)	($7,482,444)	$93,575,272	($24,899,026)	($46,096,708)	$11,663,225	($4,316,044)	$27,459,371	($5,058,139)	($11,507,605)

Non-PEO NEO Average Total Compensation Amount			$ 4,393,865	$ 3,381,915	$ 25,243,133	$ 7,482,328	$ 8,196,657
Non-PEO NEO Average Compensation Actually Paid Amount			$ (11,507,605)	(5,058,139)	27,459,371	(4,316,044)	11,663,225
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The table below provides a reconciliation of the adjustments to Summary Compensation Table Totals to Compensation Actually Paid; refer to the “Determination of Compensation Actually Paid” section below for additional information on the methodology and assumptions for determining the fair value of stock and option awards.

	Chief Executive Officer						Other Named Executive Officers
	2021 (Rutledge)	2022 (Rutledge)	2022 (Winfrey)	2023 (Winfrey)	2024 (Winfrey)	2025 (Winfrey)	2021	2022	2023	2024	2025
Summary Compensation Table Total	$41,860,263	$39,213,350	$15,626,967	$89,077,078	$5,752,660	$6,466,193	$8,196,657	$7,482,328	$25,243,133	$3,381,915	$4,393,865
Less change in pension value	(59,302)	$249,614	$0	$0	$0	$0	($11,136)	$0	$0	$0	$0
Plus additional service cost of pension plan	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Less grant value of stock and option awards made during the year, as disclosed in the Summary Compensation Table	($30,004,409)	($30,005,043)	($12,001,909)	($83,653,337)	$0	$0	($4,000,613)	($5,325,719)	($22,689,724)	($968,801)	($1,687,511)
Plus the fair value of unvested stock and option awards made during the year, measured as of year-end	$32,007,744	$9,911,059	$5,490,586	$87,091,096	$0	$0	$4,093,165	$2,034,016	$23,621,816	$821,107	$563,297
Plus the change in fair value of unvested stock and option awards granted in prior years, measured as of year-end or the vesting date, if earlier	($3,944,879)	($55,107,188)	($16,598,088)	$1,060,435	($30,651,686)	($52,562,901)	$3,385,151	($8,506,669)	$1,284,147	($8,292,361)	($14,777,255)
Compensation Actually Paid	$39,859,417	($35,738,207)	($7,482,444)	$93,575,272	($24,899,026)	($46,096,708)	$11,663,225	($4,316,044)	$27,459,371	($5,058,139)	($11,507,605)

Compensation Actually Paid vs. Total Shareholder Return
Pay Versus Performance Graph
(1)
The ratio of Compensation Actually Paid to Summary Compensation Table Total is calculated based on the corresponding CEO and Other NEO values disclosed in the Tabular Disclosure of Pay Versus Performance.

Compensation Actually Paid vs. Net Income
Pay Versus Performance Annual Highlights

2021 – Flat stock price performance resulted in neutral compensation outcomes for NEOs.
•
Charter’s stock price was overall flat over the course of the year (the closing stock price of $661.55 on 12/31/2020 increased to a high of $821.01 on 9/2/2021 but then fell to $651.97 on 12/31/2021), with comparable stock price performance observed among Primary Peers; the value of an initial $100 investment made in Charter on 12/31/2020 fell 1.0% over 2021 (from $100 to $99) versus a 1.0% increase (from $100 to $101) for such an investment among Primary Peers.

•
The ratios of Compensation Actually Paid to Summary Compensation Table Totals were 1.0x for the CEO and 1.4x for the other NEOs. In general, Compensation Actually Paid should trend near 1.0x of Summary Compensation Table Totals for a short-term, single-year period of flat stock price performance (as was the case for 2021), since the corresponding valuations of stock option and RSU awards should also remain flat over that period.

•
The higher ratio of Compensation Actually Paid to Summary Compensation Table Totals for other NEOs (1.4x) relative to Mr. Rutledge as CEO (1.0x) was driven primarily by the timing of when the 2016 performance-based awards vested during the year. In particular, Mr. Rutledge’s awards vested in April and were valued for purposes of calculating Compensation Actually Paid based on a fair market value of $654.88 (the average of the high and low prices on the vesting date, approximately equal to the year-ending fair market value of $655.55), and the awards for the other NEOs vested in June and were valued based upon a fair market value of $691.87 (the average of the high and low prices on the vesting date and approximately 5.5% above the year-ending fair market value).

•
Financial performance results were strong in 2021 – with 11.4% Adjusted EBITDA growth and 44.7% growth in Net Income(1). However, these results did not translate into stock price appreciation – and therefore had no impact on Compensation Actually Paid as compared to Summary Compensation Table Totals – as challenging macroeconomic conditions and an inflationary environment weighed on stock prices among Charter, Primary Peers, and the broader market as a whole.

2022 – Declining stock price performance resulted in a significant contraction in value for NEOs.
•
Stock prices for both Charter and Primary Peer companies fell over the course of 2022; the value of an initial $100 investment made in Charter on 12/31/2020 fell 48.5% over 2022 (from $99 to $51) versus a 25.7% decline (from $101 to $75) for such an investment among Primary Peers.

•
The decline in stock price had a significant impact on Charter’s levels of Compensation Actually Paid, with all NEOs recognizing overall negative values of Compensation Actually Paid (i.e., the net losses in equity value driven by the declining stock price exceeded the Summary Compensation Table Totals).

•
Charter continued to achieve annual growth in both Net Income (increasing 9.9% from the prior year) and Adjusted EBITDA (increasing 4.8% from the prior year). As such growth in financial performance did not correspond to an increase in stock price, these results had no direct impact on Compensation Actually Paid as compared to Summary Compensation Table Totals.

2023 – A rebound in stock price performance over the year did not immediately translate into growth in value for NEOs due to the long-term, performance-based nature of Charter’s compensation program.
•
Over the year, stock prices for both Charter and Primary Peer companies recovered from multi-year lows in 2022, with the value of an initial $100 investment made in Charter on 12/31/2020 increasing 15.7% over 2023 (from $51 to $59), approximately equal to the corresponding 16.0% increase (from $75 to $87) in such an investment among Primary Peers.

•
The increase in stock price did not yield meaningfully higher Compensation Actually Paid levels relative to Summary Compensation Table Totals, with the ratio of Compensation Actually Paid to Summary Compensation Table Totals equal to 1.1x for the CEO and 1.1x for the other NEOs. This outcome was driven primarily by awards under the 2023 Performance Equity Program, which were granted in February 2023, providing value equivalent to 5.0x each participating NEO’s annual LTI target in a single grant (net of the grant value from time-vested awards delivered earlier in January 2023), and with vesting tied to the achievement of stock price hurdles over a 3 to 5-year period following the grant date. The grant value of these awards therefore represented the substantial portion of unvested equity value for NEOs (including unvested grants from prior years), but saw limited appreciation in their fair market value between the grant date and year-end due to (i) the longer-time horizon for vesting (between 3 to 5 years) and (ii) aggressive stock price hurdle vesting requirements, with the lowest stock price hurdle of $507 representing approximately 30% appreciation relative to the fair market value of Charter stock at year-end ($390.73, equal to the average of Charter’s high and low stock price on December 29, 2023).

•
Charter’s Net Income decreased by 10.1% from $5.8 billion to $5.3 billion and Adjusted EBITDA increased 1.3% from $21.6 billion to $21.9 billion. As noted above, financial performance achievement only impacts Charter’s Compensation Actually Paid to the extent that such results translate into stock price performance. However, the mixed performance results reflected in these earnings measures – a $500 million decline in Net Income against a $300 million increase in Adjusted EBITDA – do align with the flat relationship between Compensation Actually Paid and Summary Compensation Table Totals. In particular, the limited change in equity value over 2023 resulted in Compensation Actually Paid that was approximately the same as the Summary Compensation Table Totals, and this is an appropriate outcome given the mixed earnings results.

•
The pay versus performance outcome in 2023 continues to demonstrate a high degree of performance accountability in Charter’s compensation program, with Compensation Actually Paid levels being comparable to Summary Compensation Table Totals despite stock price growth over the year (a similar outcome to 2021 but with positive versus flat stock price performance). In addition, given the multi-year nature of the 2023 Performance Equity Program – which is heavily tied to stock price performance through an option-heavy mix and stock price vesting hurdles – the awards made under the program will continue to be key drivers of pay versus performance outcomes in future years.

2024 – The stock price declined over 2024, resulting in effectively flat performance since the end of 2022, and the 2023 Performance Equity Program drove negative Compensation Actually Paid values among the NEOs.

•
Stock price performance for both Charter and Primary Peer companies diverged over the course of 2024, with the value of an initial $100 investment made in Charter on 12/31/2020 falling 11.9% over 2024 (from $59 to $52) versus a 31.0% increase (from $87 to $114) for such an investment among Primary Peers.

•
The decline in Charter’s stock price – although less than what was observed in 2022 – had an outsized impact on Charter’s Compensation Actually Paid values due to the outstanding awards under the 2023 Performance Equity Program. These awards, which as described above delivered significant value tied to the achievement of stock price hurdles, saw a substantial decline in their valuation due to the impact of stock price decline being amplified by the awards’ stock price hurdles. As a result of the decline in the valuations of both the 2023 Performance Equity Program awards as well as other outstanding time-vested awards, all NEOs recognized overall negative values of Compensation Actually Paid that exceeded the total compensation reflected in the Summary Compensation Table.

•
The resulting ratios of Compensation Actually Paid to Summary Compensation Table Total values shifted significantly from 2023 to 2024 – falling from 1.1x to -4.3x for the CEO and from 1.1x to -1.5x for the other NEOs. The magnitude of this shift in relation to the corresponding decline in stock price demonstrates the degree of pay versus performance accountability built into Charter’s executive compensation program. In particular, the 12.2% decline in stock price from $390.73 on December 29, 2023 to $343.03 on December 31, 2024 (in each case the average of the high and low prices of Charter common stock on such date) translated into a $30.7M decline in equity value for the CEO and an $8.4M average decline in equity value for the other NEOs.

•
Charter also achieved annual growth in Net Income (increasing 11.3% from the prior year) and continued to grow Adjusted EBITDA (increasing 3.1% from the prior year). As such growth in financial performance did not correspond to an increase in stock price, these results had no direct impact on Compensation Actually Paid as compared to Summary Compensation Table Totals.

2025 – Charter’s stock price continued to decline, and the corresponding reduction in Compensation Actually Paid accelerated relative to the prior year.
•
The value of an initial $100 investment made in Charter on 12/31/2020 fell an additional 38.5% through December 31, 2025 (from $52 to $32) against a corresponding investment in Primary Peers growing 11.4% (from $114 to $127). Over the 5-year measurement period for this pay versus performance analysis, Charter’s stock price cumulatively fell 68% versus a 27% cumulative increase for Primary Peers.

•
Awards under the 2023 Performance Equity Program continued to represent most of the outstanding, unvested equity value held by NEOs. As of December 31, 2025, Charter’s closing stock price of $208.75 was 59% below the program’s lowest stock price hurdle ($507) and 45% below the grant price of stock options granted under the program ($380.53). In addition, there are just over three years remaining for the program’s performance window (which runs through February 2029), and awards will be forfeited if the corresponding price hurdles are not achieved by the end of the window. These collective factors translated into major declines in equity value over 2025, with a $52.6M decrease in such value for the CEO and an average decrease of $14.8M for the other NEOs (amounts are inclusive of both awards under the 2023 Performance Equity Program as well as time-vested stock option and RSU awards).

•
The resulting ratios of Compensation Actually Paid to Summary Compensation Table Total values fell further in 2025 with a -7.1x ratio for the CEO (versus -4.3x in 2024) and -2.6x for the other NEOs (versus -1.5x in 2024). These ratios for 2025 are even more pronounced given that they represent value declines that are largely cumulative to declines already observed in 2024 (i.e., declining equity values in 2025 are incremental to declines already observed in 2024).

•
Charter’s Net Income fell 1.5% from the prior year and Adjusted EBITDA grew 0.6% from the prior year. As such financial performance did not correspond to an increase in stock price, these results had no direct impact on Compensation Actually Paid as compared to Summary Compensation Table Totals.

(1)	Based on 2020 Adjusted EBITDA of $18.5 billion and Net Income of $3.7 billion.

Compensation Actually Paid vs. Company Selected Measure
Pay Versus Performance Annual Highlights

2021 – Flat stock price performance resulted in neutral compensation outcomes for NEOs.
•
Charter’s stock price was overall flat over the course of the year (the closing stock price of $661.55 on 12/31/2020 increased to a high of $821.01 on 9/2/2021 but then fell to $651.97 on 12/31/2021), with comparable stock price performance observed among Primary Peers; the value of an initial $100 investment made in Charter on 12/31/2020 fell 1.0% over 2021 (from $100 to $99) versus a 1.0% increase (from $100 to $101) for such an investment among Primary Peers.

•
The ratios of Compensation Actually Paid to Summary Compensation Table Totals were 1.0x for the CEO and 1.4x for the other NEOs. In general, Compensation Actually Paid should trend near 1.0x of Summary Compensation Table Totals for a short-term, single-year period of flat stock price performance (as was the case for 2021), since the corresponding valuations of stock option and RSU awards should also remain flat over that period.

•
The higher ratio of Compensation Actually Paid to Summary Compensation Table Totals for other NEOs (1.4x) relative to Mr. Rutledge as CEO (1.0x) was driven primarily by the timing of when the 2016 performance-based awards vested during the year. In particular, Mr. Rutledge’s awards vested in April and were valued for purposes of calculating Compensation Actually Paid based on a fair market value of $654.88 (the average of the high and low prices on the vesting date, approximately equal to the year-ending fair market value of $655.55), and the awards for the other NEOs vested in June and were valued based upon a fair market value of $691.87 (the average of the high and low prices on the vesting date and approximately 5.5% above the year-ending fair market value).

•
Financial performance results were strong in 2021 – with 11.4% Adjusted EBITDA growth and 44.7% growth in Net Income(1). However, these results did not translate into stock price appreciation – and therefore had no impact on Compensation Actually Paid as compared to Summary Compensation Table Totals – as challenging macroeconomic conditions and an inflationary environment weighed on stock prices among Charter, Primary Peers, and the broader market as a whole.

2022 – Declining stock price performance resulted in a significant contraction in value for NEOs.
•
Stock prices for both Charter and Primary Peer companies fell over the course of 2022; the value of an initial $100 investment made in Charter on 12/31/2020 fell 48.5% over 2022 (from $99 to $51) versus a 25.7% decline (from $101 to $75) for such an investment among Primary Peers.

•
The decline in stock price had a significant impact on Charter’s levels of Compensation Actually Paid, with all NEOs recognizing overall negative values of Compensation Actually Paid (i.e., the net losses in equity value driven by the declining stock price exceeded the Summary Compensation Table Totals).

•
Charter continued to achieve annual growth in both Net Income (increasing 9.9% from the prior year) and Adjusted EBITDA (increasing 4.8% from the prior year). As such growth in financial performance did not correspond to an increase in stock price, these results had no direct impact on Compensation Actually Paid as compared to Summary Compensation Table Totals.

2023 – A rebound in stock price performance over the year did not immediately translate into growth in value for NEOs due to the long-term, performance-based nature of Charter’s compensation program.
•
Over the year, stock prices for both Charter and Primary Peer companies recovered from multi-year lows in 2022, with the value of an initial $100 investment made in Charter on 12/31/2020 increasing 15.7% over 2023 (from $51 to $59), approximately equal to the corresponding 16.0% increase (from $75 to $87) in such an investment among Primary Peers.

•
The increase in stock price did not yield meaningfully higher Compensation Actually Paid levels relative to Summary Compensation Table Totals, with the ratio of Compensation Actually Paid to Summary Compensation Table Totals equal to 1.1x for the CEO and 1.1x for the other NEOs. This outcome was driven primarily by awards under the 2023 Performance Equity Program, which were granted in February 2023, providing value equivalent to 5.0x each participating NEO’s annual LTI target in a single grant (net of the grant value from time-vested awards delivered earlier in January 2023), and with vesting tied to the achievement of stock price hurdles over a 3 to 5-year period following the grant date. The grant value of these awards therefore represented the substantial portion of unvested equity value for NEOs (including unvested grants from prior years), but saw limited appreciation in their fair market value between the grant date and year-end due to (i) the longer-time horizon for vesting (between 3 to 5 years) and (ii) aggressive stock price hurdle vesting requirements, with the lowest stock price hurdle of $507 representing approximately 30% appreciation relative to the fair market value of Charter stock at year-end ($390.73, equal to the average of Charter’s high and low stock price on December 29, 2023).

•
Charter’s Net Income decreased by 10.1% from $5.8 billion to $5.3 billion and Adjusted EBITDA increased 1.3% from $21.6 billion to $21.9 billion. As noted above, financial performance achievement only impacts Charter’s Compensation Actually Paid to the extent that such results translate into stock price performance. However, the mixed performance results reflected in these earnings measures – a $500 million decline in Net Income against a $300 million increase in Adjusted EBITDA – do align with the flat relationship between Compensation Actually Paid and Summary Compensation Table Totals. In particular, the limited change in equity value over 2023 resulted in Compensation Actually Paid that was approximately the same as the Summary Compensation Table Totals, and this is an appropriate outcome given the mixed earnings results.

•
The pay versus performance outcome in 2023 continues to demonstrate a high degree of performance accountability in Charter’s compensation program, with Compensation Actually Paid levels being comparable to Summary Compensation Table Totals despite stock price growth over the year (a similar outcome to 2021 but with positive versus flat stock price performance). In addition, given the multi-year nature of the 2023 Performance Equity Program – which is heavily tied to stock price performance through an option-heavy mix and stock price vesting hurdles – the awards made under the program will continue to be key drivers of pay versus performance outcomes in future years.

2024 – The stock price declined over 2024, resulting in effectively flat performance since the end of 2022, and the 2023 Performance Equity Program drove negative Compensation Actually Paid values among the NEOs.

•
Stock price performance for both Charter and Primary Peer companies diverged over the course of 2024, with the value of an initial $100 investment made in Charter on 12/31/2020 falling 11.9% over 2024 (from $59 to $52) versus a 31.0% increase (from $87 to $114) for such an investment among Primary Peers.

•
The decline in Charter’s stock price – although less than what was observed in 2022 – had an outsized impact on Charter’s Compensation Actually Paid values due to the outstanding awards under the 2023 Performance Equity Program. These awards, which as described above delivered significant value tied to the achievement of stock price hurdles, saw a substantial decline in their valuation due to the impact of stock price decline being amplified by the awards’ stock price hurdles. As a result of the decline in the valuations of both the 2023 Performance Equity Program awards as well as other outstanding time-vested awards, all NEOs recognized overall negative values of Compensation Actually Paid that exceeded the total compensation reflected in the Summary Compensation Table.

•
The resulting ratios of Compensation Actually Paid to Summary Compensation Table Total values shifted significantly from 2023 to 2024 – falling from 1.1x to -4.3x for the CEO and from 1.1x to -1.5x for the other NEOs. The magnitude of this shift in relation to the corresponding decline in stock price demonstrates the degree of pay versus performance accountability built into Charter’s executive compensation program. In particular, the 12.2% decline in stock price from $390.73 on December 29, 2023 to $343.03 on December 31, 2024 (in each case the average of the high and low prices of Charter common stock on such date) translated into a $30.7M decline in equity value for the CEO and an $8.4M average decline in equity value for the other NEOs.

•
Charter also achieved annual growth in Net Income (increasing 11.3% from the prior year) and continued to grow Adjusted EBITDA (increasing 3.1% from the prior year). As such growth in financial performance did not correspond to an increase in stock price, these results had no direct impact on Compensation Actually Paid as compared to Summary Compensation Table Totals.

2025 – Charter’s stock price continued to decline, and the corresponding reduction in Compensation Actually Paid accelerated relative to the prior year.
•
The value of an initial $100 investment made in Charter on 12/31/2020 fell an additional 38.5% through December 31, 2025 (from $52 to $32) against a corresponding investment in Primary Peers growing 11.4% (from $114 to $127). Over the 5-year measurement period for this pay versus performance analysis, Charter’s stock price cumulatively fell 68% versus a 27% cumulative increase for Primary Peers.

•
Awards under the 2023 Performance Equity Program continued to represent most of the outstanding, unvested equity value held by NEOs. As of December 31, 2025, Charter’s closing stock price of $208.75 was 59% below the program’s lowest stock price hurdle ($507) and 45% below the grant price of stock options granted under the program ($380.53). In addition, there are just over three years remaining for the program’s performance window (which runs through February 2029), and awards will be forfeited if the corresponding price hurdles are not achieved by the end of the window. These collective factors translated into major declines in equity value over 2025, with a $52.6M decrease in such value for the CEO and an average decrease of $14.8M for the other NEOs (amounts are inclusive of both awards under the 2023 Performance Equity Program as well as time-vested stock option and RSU awards).

•
The resulting ratios of Compensation Actually Paid to Summary Compensation Table Total values fell further in 2025 with a -7.1x ratio for the CEO (versus -4.3x in 2024) and -2.6x for the other NEOs (versus -1.5x in 2024). These ratios for 2025 are even more pronounced given that they represent value declines that are largely cumulative to declines already observed in 2024 (i.e., declining equity values in 2025 are incremental to declines already observed in 2024).

•
Charter’s Net Income fell 1.5% from the prior year and Adjusted EBITDA grew 0.6% from the prior year. As such financial performance did not correspond to an increase in stock price, these results had no direct impact on Compensation Actually Paid as compared to Summary Compensation Table Totals.

(1)	Based on 2020 Adjusted EBITDA of $18.5 billion and Net Income of $3.7 billion.

Total Shareholder Return Vs Peer Group
Pay Versus Performance Graph
(1)
The ratio of Compensation Actually Paid to Summary Compensation Table Total is calculated based on the corresponding CEO and Other NEO values disclosed in the Tabular Disclosure of Pay Versus Performance.

Tabular List, Table

Performance
Total shareholder return (TSR) for Charter and Primary Peer companies
Equals the change in value of a notional $100 investment in Charter and a $100 investment in Primary Peer organizations(1) (with such investment weighted between peers based on market capitalization) from the beginning of the pay versus performance analysis period through the end of each year of the analysis.

Charter’s GAAP net income Consolidated net income as disclosed in Charter’s annual report on Form 10-K for each year.

An additional financial performance measure considered to be the most important non-TSR related metric in determining compensation (Adjusted EBITDA)
Charter identified Adjusted EBITDA, as disclosed in Charter’s annual report on Form 10-K for each year, as the appropriate metric based on the higher weighting of Adjusted EBITDA in the annual bonus plan relative to other metrics(1). Adjusted EBITDA is defined as net income attributable to Charter shareholders plus net income attributable to noncontrolling interest, net interest expense, income taxes, depreciation and amortization, stock compensation expense, other income (expenses), net and other operating (income) expenses, net, such as special charges and (gain) loss on sale or retirement of assets.

Identification of three to seven additional performance metrics most important for assessing pay
Although not included in the analysis of pay and performance, regulations require the identification of additional performance measures tied to compensation, which for Charter applies to five performance metrics in the annual bonus plan(1) and listed below

Tabular List of Additional Performance Metrics
	Metric	Description
	Revenue	Financial metric used in 2021 – 2025 bonus designs for all NEOs
	Capital and Free Cash Flow Management	Non-financial metric used in 2021 – 2025 bonus designs for all NEOs
	Network Expansion and Evolution	Non-financial metric used in 2023 – 2024 bonus designs for all NEOs
	Strategic Priorities	Non-financial metric used in 2025 bonus designs for all NEOs

Total Shareholder Return Amount			$ 32	52	59	51	99
Peer Group Total Shareholder Return Amount			$ 127	$ 114	$ 87	$ 75	$ 101
Company Selected Measure Amount			22,708,000,000	22,569,000,000	21,894,000,000	21,616,000,000	20,630,000,000
PEO Name	Mr. Winfrey	Mr. Rutledge	Mr. Winfrey	Mr. Winfrey	Mr. Winfrey		Mr. Rutledge
Additional 402(v) Disclosure
Charter believes that the pay versus performance statistics above demonstrate the desired linkage between NEO compensation and stock price performance and affirm the effectiveness of Charter’s executive compensation philosophy and the compensation-setting process described in the Compensation Discussion and Analysis. In particular, for each year of the analysis, the ratio of Compensation Actually Paid to the Summary Compensation Table Total aligned with corresponding TSR performance (i.e., higher or lower in proportion to an increase or decrease in TSR). From a financial performance perspective, Charter has generally achieved growth in both Net Income and Adjusted EBITDA across the 5-year measurement period of the analysis, although such performance does not directly impact any variance between the Summary Compensation Table Total and Compensation Actually Paid (while financial performance achievement impacts Charter’s actual bonus payouts, such payouts are included in both the Summary Compensation Table Total and Compensation Actually Paid). However, Charter views the financial metrics in its annual bonus plan – specifically Revenue and Adjusted EBITDA – as important drivers of stock price performance over the long-term, and such measures will therefore generally align with Charter’s executive pay outcomes that are driven predominately by stock price performance.
Over the 5-year measurement period for this pay versus performance analysis, there were no circumstances where NEOs realized higher levels of Compensation Actually Paid (relative to Summary Compensation Table Totals) in connection with TSR underperformance on a relative basis. The chart and table below provide detail regarding what Charter views as the highlights demonstrating pay versus performance alignment in each year of the analysis. In particular, these outcomes illustrate how the design of Charter’s executive compensation programs create alignment under varied performance scenarios (i.e., periods of positive, flat and negative stock price performance).
Determination of “Compensation Actually Paid”
Since Charter did not have any additional annual service cost for its frozen defined benefit pension plan and the change in pension value did not exceed 2.5% of the Total from the Summary Compensation Table in any given year, the variation in fair value of Charter stock and option awards over the measurement period exclusively drove any material difference between the Summary Compensation Table Total and Compensation Actually Paid. For awards granted during each year of the measurement period, Compensation Actually Paid replaces the value at grant disclosed in the Stock and Option Awards columns of the Summary Compensation Table with the fair value of such awards calculated as of year-end although such awards were unvested. In addition, for awards granted in prior years and unvested at the beginning of the applicable year of the measurement period, the change in value of such awards is included in Compensation Actually Paid and is equal to (i) the fair value calculated as of the end of the year or, if the award vested during the year, the vesting date, less (ii) the fair value calculated as of the beginning of the year.
The applicable Charter equity awards included in the pay versus performance analysis – all of which were outstanding for at least a portion of the measurement period – and their corresponding valuation methodology were as follows:
•	Time-vested RSUs – Included grants made from 2018 – 2025, valued at the average of the high and low prices of Charter common stock on each applicable valuation date.
•
Time-vested stock options – Included grants made from 2018 – 2025, valued using the Black-Scholes option-pricing model. For each valuation date, the fair value was determined using the average of the high and low prices of Charter common stock on such date, the volatility and risk-free rate assumptions that were in effect for the given year, and the expected life assumption that was in effect on the original grant date of the stock options, less the time that had elapsed since the grant date.

•
Performance-based stock options & RSUs – Included portions of performance-based awards granted in 2016 and 2023 and vesting based upon the achievement of certain stock price objectives over a period of up to six years. The final tranches of the 2016 awards vested in 2021, and all of the tranches of the 2023 awards were outstanding and unvested as of December 31, 2025. For valuation dates on which awards were outstanding and unvested, the fair value was calculated using a Monte Carlo valuation analysis. For valuation dates on which awards were vesting, stock options were valued using the Black-Scholes option-pricing model with the same assumptions as noted above for time-vested stock options, and RSUs were valued at the average of the high and low prices of Charter common stock on the applicable valuation date.

Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 5,766,000,000	$ 5,853,000,000	$ 5,261,000,000	$ 5,849,000,000	$ 5,320,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Capital and Free Cash Flow Management
Measure:: 4
Pay vs Performance Disclosure
Name			Network Expansion and Evolution
Measure:: 5
Pay vs Performance Disclosure
Name			Strategic Priorities
Mr. Winfrey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,466,193	5,752,660	89,077,078	15,626,967
PEO Actually Paid Compensation Amount			(46,096,708)	(24,899,026)	93,575,272	(7,482,444)
Mr. Rutledge [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						39,213,350	41,860,263
PEO Actually Paid Compensation Amount						(35,738,207)	39,859,417
PEO | Mr. Winfrey [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Winfrey [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Winfrey [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(83,653,337)	(12,001,909)
PEO | Mr. Winfrey [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	87,091,096	5,490,586
PEO | Mr. Winfrey [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(52,562,901)	(30,651,686)	1,060,435	(16,598,088)
PEO | Mr. Rutledge [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						249,614	(59,302)
PEO | Mr. Rutledge [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Mr. Rutledge [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(30,005,043)	(30,004,409)
PEO | Mr. Rutledge [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						9,911,059	32,007,744
PEO | Mr. Rutledge [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(55,107,188)	(3,944,879)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	(11,136)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,687,511)	(968,801)	(22,689,724)	(5,325,719)	(4,000,613)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			563,297	821,107	23,621,816	2,034,016	4,093,165
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (14,777,255)	$ (8,292,361)	$ 1,284,147	$ (8,506,669)	$ 3,385,151